UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio

June 30, 2011
unaudited

Common stocks — 93.18%	Shares	Value (000)

CONSUMER DISCRETIONARY — 13.95%
Amazon.com, Inc.1	3,862,000	$789,740
Naspers Ltd., Class N2	9,713,100	549,709
Home Depot, Inc.	12,500,000	452,750
Honda Motor Co., Ltd.2	11,614,750	447,674
Hyundai Mobis Co., Ltd.2	1,102,500	413,733
Burberry Group PLC2	16,035,000	372,814
adidas AG, non-registered shares2	4,485,478	355,788
Starbucks Corp.	7,200,000	284,328
Toyota Motor Corp.2	6,100,000	256,827
priceline.com Inc.1	501,000	256,477
H & M Hennes & Mauritz AB, Class B2	6,937,000	239,076
Nikon Corp.2	9,550,000	225,326
Daimler AG2	2,802,000	210,881
Swatch Group Ltd, non-registered shares2	365,868	184,593
Swatch Group Ltd2	245,770	22,072
Las Vegas Sands Corp.1	4,130,000	174,327
Industria de Diseño Textil, SA2	1,785,720	163,066
Walt Disney Co.	4,000,000	156,160
McDonald’s Corp.	1,850,000	155,992
DIRECTV, Class A1	2,775,000	141,026
Ford Motor Co.1	10,000,000	137,900
Time Warner Inc.	3,700,000	134,569
Sony Corp.2	3,520,500	93,186
Suzuki Motor Corp.2	3,360,000	75,719
Carnival Corp., units	2,000,000	75,260
LVMH Moët Hennessey-Louis Vuitton SA2	405,000	72,891
Harman International Industries, Inc.	1,510,000	68,811
Esprit Holdings Ltd.2	4,204,869	13,099
		6,523,794

INFORMATION TECHNOLOGY — 13.90%
EMC Corp.1	25,360,000	698,668
Texas Instruments Inc.	18,519,000	607,979
Apple Inc.1	1,545,000	518,610
Google Inc., Class A1	1,004,000	508,406
Oracle Corp.	13,596,100	447,448
Samsung Electronics Co. Ltd.2	462,400	359,395
ASML Holding NV2	6,049,444	222,877
ASML Holding NV (New York registered)	2,736,000	101,123
Taiwan Semiconductor Manufacturing Co. Ltd.2	103,618,994	262,268
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	3,577,700	45,115
Yahoo! Inc.1	18,754,000	282,060
Infineon Technologies AG2	21,555,000	241,872
Microsoft Corp.	9,120,900	237,143
Canon, Inc.2	4,875,900	232,516
Avago Technologies Ltd.	4,540,000	172,520
International Business Machines Corp.	1,000,000	171,550
Arm Holdings PLC2	16,885,500	159,696
Corning Inc.	8,420,000	152,823
Juniper Networks, Inc.1	4,250,000	133,875
SAP AG2	2,199,000	133,000
First Solar, Inc.1	924,900	122,336
Xilinx, Inc.	3,000,000	109,410
Amphenol Corp.	1,900,000	102,581
Murata Manufacturing Co., Ltd.2	1,300,000	86,842
Nintendo Co., Ltd.2	440,000	82,861
Hon Hai Precision Industry Co., Ltd.2	20,160,000	69,540
KLA-Tencor Corp.	1,704,997	69,018
TDK Corp.2	1,160,000	63,881
TE Connectivity Ltd.	1,153,125	42,389
HTC Corp.2	965,750	32,990
FLIR Systems, Inc.	900,000	30,339
		6,501,131

HEALTH CARE — 11.61%
Novo Nordisk A/S, Class B2	14,068,600	1,763,826
Bayer AG2	5,432,360	436,740
Novartis AG2	6,839,445	418,967
Merck & Co., Inc.	10,327,573	364,460
Hospira, Inc.1	5,842,000	331,008
Baxter International Inc.	5,265,000	314,268
Smith & Nephew PLC2	20,957,500	223,589
CSL Ltd.2	5,670,998	201,008
UCB SA2	4,278,631	192,257
Roche Holding AG2	990,000	165,626
Sonic Healthcare Ltd.2	11,350,000	156,587
Edwards Lifesciences Corp.1	1,506,600	131,345
Pfizer Inc	5,735,000	118,141
Regeneron Pharmaceuticals, Inc.1	1,986,182	112,636
Celgene Corp.1	1,800,000	108,576
Mindray Medical International Ltd., Class A (ADR)	3,415,000	95,791
AstraZeneca PLC (United Kingdom)2	1,850,000	92,374
Covance Inc.1	1,150,000	68,276
Allergan, Inc.	800,000	66,600
Intuitive Surgical, Inc.1	105,000	39,072
Amgen Inc.1	476,321	27,793
		5,428,940

FINANCIALS — 11.55%
ICICI Bank Ltd.2	19,872,207	487,086
ACE Ltd.	6,354,000	418,220
American Express Co.	7,000,000	361,900
Citigroup Inc.	7,861,500	327,353
Bank of Nova Scotia	5,320,000	320,485
Prudential PLC2	25,186,141	291,064
Moody’s Corp.	7,440,100	285,328
JPMorgan Chase & Co.	6,168,040	252,520
UBS AG1,2	13,764,591	250,999
Allianz SE2	1,693,000	236,541
AXA SA2	8,851,207	200,958
Bank of China Ltd., Class H2	355,909,500	174,137
AIA Group Ltd.1,2	49,846,000	173,483
Goldman Sachs Group, Inc.	1,235,000	164,366
DnB NOR ASA2	11,208,318	156,235
HSBC Holdings PLC (United Kingdom)2	15,569,796	154,461
Bank of America Corp.	11,200,000	122,752
Morgan Stanley	5,000,000	115,050
Standard Chartered PLC2	3,854,593	101,289
ING Groep NV, depository receipts1,2	8,060,000	99,423
Sumitomo Mitsui Financial Group, Inc.2	2,990,000	92,020
BNP Paribas SA2	1,170,431	90,270
CapitaMalls Asia Ltd.2	70,584,000	84,849
Tokio Marine Holdings, Inc.2	2,900,000	81,473
Skandinaviska Enskilda Banken AB, Class A2	9,765,000	79,821
Banco Santander, SA2	6,433,843	74,237
Weyerhaeuser Co.	3,176,430	69,437
United Overseas Bank Ltd.2	3,591,663	57,705
QBE Insurance Group Ltd.2	2,480,000	46,041
Northern Trust Corp.	732,573	33,669
		5,403,172

CONSUMER STAPLES — 10.43%
British American Tobacco PLC2	13,459,500	589,975
Pernod Ricard SA2	4,929,020	485,865
Nestlé SA2	7,583,000	471,278
SABMiller PLC2	12,078,008	440,344
Anheuser-Busch InBev NV2	7,059,050	409,320
Unilever NV, depository receipts2	10,245,000	335,627
Shoprite Holdings Ltd.2	20,014,926	301,537
Philip Morris International Inc.	3,640,000	243,043
Costco Wholesale Corp.	2,500,000	203,100
Coca-Cola Co.	2,900,000	195,141
PepsiCo, Inc.	2,395,000	168,680
Tesco PLC2	20,559,526	132,783
Wal-Mart de México, SAB de CV, Series V	39,519,984	117,090
Wal-Mart de México, SAB de CV, Series V (ADR)	500,000	14,885
Procter & Gamble Co.	1,900,000	120,783
Avon Products, Inc.	4,240,000	118,720
Coca-Cola Amatil Ltd.2	9,500,875	116,579
Associated British Foods PLC2	5,015,000	87,172
Danone SA2	1,043,800	77,882
Colgate-Palmolive Co.	870,000	76,047
Wilmar International Ltd.2	13,300,000	58,803
Coca-Cola Hellenic Bottling Co. SA2	2,006,000	53,757
Japan Tobacco Inc.2	8,400	32,418
Olam International Ltd.2	12,231,000	27,199
Olam International Ltd.2,5	1,185,954	2,637
		4,880,665

INDUSTRIALS — 9.08%
Schneider Electric SA2	3,268,174	546,020
United Technologies Corp.	3,970,000	351,385
General Electric Co.	14,300,000	269,698
Komatsu Ltd.2	7,814,700	243,141
Siemens AG2	1,537,100	211,051
Delta Air Lines, Inc.1	23,000,000	210,910
United Continental Holdings, Inc.1	8,542,659	193,320
Geberit AG2	769,380	182,298
Union Pacific Corp.	1,715,000	179,046
Vallourec SA2	1,288,000	156,842
European Aeronautic Defence and Space Co. EADS NV2	4,500,000	150,621
Vestas Wind Systems A/S1,2	6,361,987	147,903
Michael Page International PLC2,3	16,800,000	144,260
KONE Oyj, Class B2	2,276,500	142,939
Ryanair Holdings PLC (ADR)	4,422,499	129,756
Marubeni Corp.2	17,999,000	119,625
Intertek Group PLC2	3,724,428	117,941
AMR Corp.1,3	20,000,000	108,000
Precision Castparts Corp.	600,000	98,790
Kubota Corp.2	10,586,000	94,256
Honeywell International Inc.	1,500,000	89,385
Bombardier Inc., Class B	12,300,000	88,636
Deere & Co.	1,000,000	82,450
Lockheed Martin Corp.	1,000,000	80,970
FANUC LTD2	385,200	64,233
Canadian Pacific Railway Ltd.	700,000	43,672
		4,247,148

MATERIALS — 8.89%
Newmont Mining Corp.	10,098,000	544,989
Barrick Gold Corp.	11,500,000	520,835
Linde AG2	2,030,400	355,983
Holcim Ltd2	3,878,793	292,730
Gold Fields Ltd.2	17,000,000	248,748
Syngenta AG2	729,525	246,273
First Quantum Minerals Ltd.	1,482,600	216,168
Alcoa Inc.	12,400,000	196,664
Potash Corp. of Saskatchewan Inc.	3,170,000	180,658
Dow Chemical Co.	4,405,000	158,580
BASF SE2	1,500,000	146,791
FMC Corp.	1,373,000	118,106
Glencore International PLC1,2	13,505,000	106,423
Impala Platinum Holdings Ltd.2	3,820,400	103,131
Ecolab Inc.	1,800,000	101,484
BHP Billiton Ltd.2	2,000,000	94,527
United States Steel Corp.	2,000,000	92,080
Akzo Nobel NV2	1,325,000	83,585
Rio Tinto PLC2	1,100,000	79,430
Monsanto Co.	1,000,000	72,540
Nitto Denko Corp.2	1,400,000	71,114
Praxair, Inc.	650,000	70,454
Orica Ltd.2	2,035,000	59,017
		4,160,310

ENERGY — 6.29%
Canadian Natural Resources, Ltd.	9,270,000	388,601
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	8,180,000	276,975
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	30,163
Tenaris SA (ADR)	5,230,218	239,178
Tenaris SA2	1,125,000	25,686
TOTAL SA2	4,510,000	260,841
Oil Search Ltd.2	31,865,000	227,817
Royal Dutch Shell PLC, Class A (ADR)	1,850,000	131,590
Royal Dutch Shell PLC, Class B2	2,585,998	92,310
INPEX CORP.2	26,903	198,617
Cenovus Energy Inc.	4,850,000	183,047
Occidental Petroleum Corp.	1,500,000	156,060
ConocoPhillips	1,800,000	135,342
Schlumberger Ltd.	1,519,000	131,242
Technip SA2	950,000	101,763
Baker Hughes Inc.	1,400,000	101,584
FMC Technologies, Inc.1	2,200,000	98,538
Imperial Oil Ltd.	1,700,000	79,179
Transocean Ltd.	800,000	51,648
Chevron Corp.	300,000	30,852
		2,941,033

TELECOMMUNICATION SERVICES — 2.38%
América Móvil, SAB de CV, Series L (ADR)	9,541,948	514,120
América Móvil, SAB de CV, Series L	71,820,000	96,918
SOFTBANK CORP.2	6,857,500	259,726
Koninklijke KPN NV2	11,739,350	170,644
Telefónica, SA2	3,000,000	73,362
		1,114,770

UTILITIES — 1.03%
GDF SUEZ2	7,613,289	278,623
SUEZ Environnement Co.2	5,230,482	104,247
CLP Holdings Ltd.2	11,260,000	99,886
		482,756

MISCELLANEOUS — 4.07%
Other common stocks in initial period of acquisition		1,902,899

Total common stocks (cost: $30,087,482,000)		43,586,618

Preferred stocks — 0.05%

INFORMATION TECHNOLOGY — 0.05%
Zynga Inc., Class C1,2,4	1,782,010	25,000

Total preferred stocks (cost: $25,000,000)		25,000

	Principal amount
Short-term securities — 6.40%	(000)

Freddie Mac 0.08%–1.25% due 7/5/2011–5/3/2012	$761,200	761,326
U.S. Treasury Bills 0.08%–0.29% due 8/18/2011–2/9/2012	481,600	481,478
Fannie Mae 0.115%–0.20% due 7/13/2011–1/11/2012	345,358	345,242
Federal Home Loan Bank 0.12%–0.321% due 11/21/2011–3/19/2012	273,800	273,539
Westpac Banking Corp. 0.20%–0.33% due 8/4–11/7/20115	171,200	171,142
Svenska Handelsbanken Inc. 0.16%–0.28% due 7/21–11/9/20115	119,550	119,508
Nordea North America, Inc. 0.20% due 7/29/2011	70,000	69,989
Novartis Securities Investment Ltd. 0.16%–0.18% due 10/11–11/14/20115	55,825	55,780
Caisse d’Amortissement de la Dette Sociale 0.25% due 10/12/20115	55,600	55,581
Bank of Nova Scotia 0.17% due 10/3/2011	52,000	51,977
International Bank for Reconstruction and Development 0.14% due 7/15/2011	51,200	51,206
Credit Suisse New York Branch 0.16% due 7/7/2011	50,000	49,998
Credit Agricole North America, Inc. 0.18% due 7/11/2011	50,000	49,997
Federal Farm Credit Banks 0.20% due 9/7/2011	50,000	49,996
Straight-A Funding LLC 0.16% due 9/13/20115	50,000	49,982
American Honda Finance Corp. 0.21% due 7/26/2011	49,400	49,392
Toyota Motor Credit Corp. 0.17% due 8/11/2011	43,900	43,891
Thunder Bay Funding, LLC 0.17% due 8/19/20115	18,900	18,895
Old Line Funding, LLC 0.17% due 8/26/20115	18,300	18,297
Roche Holdings, Inc. 0.12% due 7/20/20115	34,000	33,996
BNZ International Funding Ltd. 0.23% due 9/21/20115	32,400	32,384
Nestlé Capital Corp. 0.17% due 12/1/20115	31,345	31,326
KfW 0.16% due 8/9/20115	25,000	24,998
Rabobank USA Financial Corp. 0.31% due 10/6/2011	25,000	24,993
Kells Funding, LLC 0.31% due 11/16/20115	25,000	24,975
Deutsche Bank Financial LLC 0.25% due 9/28/2011	23,300	23,285
Société Générale North America, Inc. 0.18% due 7/1/2011	16,800	16,800
Falcon Asset Securitization Co., LLC 0.13% due 7/27/20115	12,700	12,699

Total short-term securities (cost: $2,991,961,000)		2,992,672

Total investment securities (cost: $33,104,443,000)		46,604,290
Other assets less liabilities		172,624

Net assets		$46,776,914

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $22,882,739,000, which represented 48.92% of the net assets of the fund. This amount includes $22,857,739,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/18/2011 at a cost of $25,000,000) may be subject to legal or contractual restrictions on resale.
5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $652,200,000, which represented 1.39% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2011 (000)

Michael Page International PLC	16,800,000	—	—	16,800,000	$1,694	$144,260
AMR Corp.	20,000,000	—	—	20,000,000	—	108,000
					$1,694	$252,260

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Consumer discretionary	$2,827,340	$3,696,454	*	$—	$6,523,794
Information technology	4,553,393	1,947,738	*	—	6,501,131
Health care	1,777,966	3,650,974	*	—	5,428,940
Financials	2,471,080	2,932,092	*	—	5,403,172
Consumer staples	1,257,489	3,623,176	*	—	4,880,665
Industrials	1,926,018	2,321,130	*	—	4,247,148
Materials	2,272,558	1,887,752	*	—	4,160,310
Energy	2,033,999	907,034	*	—	2,941,033
Telecommunication services	611,038	503,732	*	—	1,114,770
Utilities	—	482,756	*	—	482,756
Miscellaneous	997,998	904,901	*	—	1,902,899
Preferred stocks	—	—		25,000	25,000
Short-term securities	—	2,992,672		—	2,992,672
Total	$20,728,879	$25,850,411		$25,000	$46,604,290

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $22,857,739,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2011 (dollars in thousands):

	Beginning value		Ending value
	at 10/1/2010	Purchases	at 6/30/2011
Investment securities	$—	$25,000	$25,000

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,436,654
Gross unrealized depreciation on investment securities	(977,163)
Net unrealized appreciation on investment securities	13,459,491
Cost of investment securities for federal income tax purposes	33,144,799

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0811O-S29479

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 26, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2011